Pension plan obligations (Details 8) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Pension Plan Obligations
Total fixed income	R$ 2,279,323	R$ 2,714,823
Percentage of total fixed income	92.30%	92.40%
Total equities	R$ 13,886	R$ 15,715
Percentage of total equities	0.60%	0.50%
Total structured investments	R$ 121,820	R$ 153,333
Percentage of total structured investments	4.90%	5.20%
Other	R$ 53,153	R$ 54,743
Percentage of other	2.20%	1.90%
Fair value of the plan's assets	R$ 2,468,182	R$ 2,938,614
Percentage of fair value of the plan's assets	100.00%	100.00%